Schedule of Deferred Policy Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 130,201	$ 132,614	$ 136,377
Acquisition costs deferred	19,553	19,423	17,842
Amortization charged to income	(29,783)	(13,145)	(11,102)
Effect of unrealized gains and losses	9,865	(8,691)	(10,503)
Balance, end of year	$ 129,836	$ 130,201	$ 132,614